Organization and Business Description	12 Months Ended
Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Description

1. Organization and Business Description

Organization and Nature of Operations

Phoenix Asia Holdings Limited (the “Company”) is a limited liability company established under the laws of the Cayman Islands on August 9, 2024. It is a holding company with no business operation.

The Company conducts its primary operations through its indirectly wholly owned subsidiary, Winfield Engineering (Hong Kong) Limited, which is incorporated and domiciled in Hong Kong SAR; Winfield Engineering (Hong Kong) Limited principally engaged in substructure works, such as site formation, ground investigation and foundation works, in Hong Kong, and it is wholly owned subsidiary of Phoenix (BVI) Limited which was incorporated and is domiciled in British Virgin Islands.

The accompanying consolidated financial statements reflect the activities of the Company and the following entities:

Subsidiary	Date of incorporation	Jurisdiction of Formation	Percentage of Ownership	Principal Activities
Phoenix Asia Holdings Limited (“Phoenix Asia”)	August 9, 2024	Cayman Islands	Parent	Investment holding
Phoenix (BVI) Limited (“Phoenix BVI”)	August 16, 2024	British Virgin Islands	100%	Investment holding
Winfield Engineering (Hong Kong) Limited (“Winfield”)	February 23, 1990	Hong Kong	100%	Provision of foundation works

Reorganization and Share Issuance

Phoenix Asia Holdings Limited is an exempted company with limited liability incorporated under the law of the Cayman Islands on August 9, 2024. The authorized share capital of the Company is USD50,000 divided into 5,000,000,000 ordinary shares with a par value of USD0.00001. Ogier Global Subscriber (Cayman) Limited was the sole shareholder holds 1 ordinary share from date of incorporation to August 15, 2024. 1 share was transferred to Phoenix Prosperity Investment Limited on August 15, 2024 and 9,999 additional shares were issued to Phoenix Prosperity Investment Limited on same date to come up with the 10,000 shares. As such, the sole shareholder of the Company, Phoenix Prosperity Investment Limited, holds 10,000 ordinary shares of the Company.

Phoenix (BVI) Limited was incorporated on August 16, 2024 under the laws of the British Virgin Islands, as an intermediate holding company. The sole shareholder of Phoenix (BVI) Limited, Phoenix Asia Holdings Limited, holds 1 ordinary share.

Winfield Engineering (Hong Kong) Limited was incorporated on February 23, 1990 in Hong Kong. Mr. Chi Kin Kelvin Yeung acquired the entire issued share capital of 20 shares at the consideration of HKD1 per share from three parties on November 30, 2016 and became the sole shareholder of Winfield Engineering (Hong Kong) Limited. On August 30, 2024, Winfield Engineering (Hong Kong) Limited issued 785 shares to Mr. Chi Kin Kelvin Yeung at the consideration of HKD785 (USD101). Subsequent to the issuance of shares, Winfield Engineering (Hong Kong) Limited is owned as to 805 shares by Mr. Chi Kin Kelvin Yeung. On September 2, 2024, Winfield Engineering (Hong Kong) Limited issued 48, 49, 49 and 49 shares to More Resources Holdings Limited, Quest Dragon International Limited, Rich Plenty Investment Limited and Unique Resources Holdings Limited. Subsequently, More Resources Holdings Limited, Quest Dragon International Limited, Rich Plenty Investment Limited and Unique Resources Holdings Limited injected HKD720,000 (USD92,308), HKD735,000 (USD94,231), HKD735,000 (USD94,231) and HKD735,000 (USD94,231), respectively, into Winfield Engineering (Hong Kong) Limited. Subsequent to the issuance of shares, Winfield Engineering (Hong Kong) Limited is owned as to 805, 48, 49, 49 and 49 shares by Mr. Chi Kin Kelvin Yeung, More Resources Holdings Limited, Quest Dragon International Limited, Rich Plenty Investment Limited and Unique Resources Holdings Limited.

On September 12, 2024, Phoenix (BVI) Limited and the Company entered into share exchange agreements with (i) Mr. Chi Kin Kelvin Yeung and Phoenix Prosperity Investment Limited, (ii) More Resources Holdings Limited, (iii) Quest Dragon International Limited, (iv) Rich Plenty Investment Limited and (v) Unique Resources Holdings Limited. Pursuant to the share exchange agreements, the Company issued 16,090,000, 960,000, 980,000, 980,000 and 980,000 ordinary shares to Phoenix Prosperity Investment Limited, More Resources Holdings Limited, Quest Dragon International Limited, Rich Plenty Investment Limited and Unique Resources Holdings Limited, in exchange of 805, 48, 49, 49 and 49 shares in Winfield Engineering (Hong Kong) Limited, being 100% ownership of Winfield Engineering (Hong Kong) Limited, via Phoenix (BVI) Limited, from Mr. Chi Kin Kelvin Yeung, More Resources Holdings Limited, Quest Dragon International Limited, Rich Plenty Investment Limited and Unique Resources Holdings Limited. Upon completion of the above share exchange, Winfield Engineering (Hong Kong) Limited became direct wholly-owned subsidiary of Phoenix (BVI) Limited.

On September 24, 2024, Phoenix Prosperity Investment Limited, More Resources Holdings Limited, Quest Dragon International Limited, Rich Plenty Investment Limited and Unique Resources Holdings Limited holds 16,100,000, 960,000, 980,000, 980,000 and 980,000 ordinary shares of the Company with a par value of USD0.00001, representing 80.5%, 4.8%, 4.9%, 4.9% and 4.9% of the issued outstanding share capital of the Company. This resulted in (a) a total additional issuance of 19,990,000 Ordinary Shares; (b) a dilution of Mr. Chi Kin Kelvin, Yeung’s ownership interest in the Company from 100.0% to 80.5% though he remained as the controlling shareholder of the Company; and (c) a decrease in earnings per shares (basic and diluted) due to the increased number of shares outstanding.

Prior to a Group Reorganization, Winfield was held as to 100% by Mr. Chi Kin Kelvin Yeung. Upon completion of Group Reorganization, Phoenix Asia Holdings Limited, who is controlled by Mr. Chi Kin Kelvin Yeung, ultimately owns 16,100,000 ordinary shares of the Company and Winfield will become an indirectly-owned subsidiary of the Company. The proceed of these additional 16,100,000 ordinary shares was paid in October 2024.

During the years presented in these consolidated financial statements, the control of these entities has been demonstrated by Mr. Chi Kin Kelvin Yeung as if the Group Reorganization had taken place at the beginning of the earlier date presented. Accordingly, the combination has been treated as a corporate restructuring of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a consolidated basis for all periods to which such entities were under common control. The combination of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

PHOENIX ASIA HOLDINGS Limited and its subsidiaries
Notes to Consolidated Financial Statements